SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net income per common stock (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock
Numerator:
Allocation of net income	$ (106,702)	$ 2,269,380	$ 4,369,839	$ 3,813,826
Denominator:
Weighted average shares outstanding, basic	1,953,422	25,000,000	23,358,326	25,000,000
Weighted average shares outstanding, diluted	1,953,422	25,000,000	23,358,326	25,000,000
Basic net income per share of common stock	$ (0.05)	$ 0.09	$ 0.19	$ 0.15
Diluted net income per share of common stock	$ (0.05)	$ 0.09	$ 0.19	$ 0.15
Class B Common Stock
Numerator:
Allocation of net income	$ (341,395)	$ 567,345	$ 1,169,240	$ 953,457
Denominator:
Weighted average shares outstanding, basic	6,250,000	6,250,000	6,250,000	6,250,000
Weighted average shares outstanding, diluted	6,250,000	6,250,000	6,250,000	6,250,000
Basic net income per share of common stock	$ (0.05)	$ 0.09	$ 0.19	$ 0.15
Diluted net income per share of common stock	$ (0.05)	$ 0.09	$ 0.19	$ 0.15